BASIC AND DILUTED NET INCOME PER SHARE	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
BASIC AND DILUTED NET INCOME PER SHARE
NOTE 13:       BASIC AND DILUTED NET INCOME PER SHARE

	Year ended December 31,
	2016	2017	2018
Numerator:

Net income available to shareholders of ordinary shares	$28,124	$16,015	$47,072

Denominator:
Shares used in computing basic net income per ordinary shares	33,741,359	34,824,312	36,174,316

	Year ended December 31,
	2016	2017	2018
Numerator:

Net income available to shareholders of ordinary shares	$28,124	$16,015	$47,072

Denominator:
Shares used in computing diluted net income per ordinary shares	35,838,863	36,175,824	37,065,727